Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Components of Other Comprehensive Income and Income Tax Expense Allocated to Each Component

The components of other comprehensive income and income tax expense allocated to each component for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016			2015			2014
	Before Tax	Income Tax	Net of Tax	Before Tax	Income Tax	Net of Tax	Before Tax	Income Tax	Net of Tax
	Amount	Expense	Amount	Amount	Expense	Amount	Amount	Expense	Amount
Translation adjustments	$(0.1)	$—	$(0.1)	$(7.5)	$—	$(7.5)	$(2.9)	$—	$(2.9)
Adjustment for net periodic pension plan and other postretirement benefits plan cost	11.9	4.8	7.1	45.9	18.4	27.5	(284.5)	(114.6)	(169.9)
Other comprehensive income (loss)	$11.8	$4.8	$7.0	$38.4	$18.4	$20.0	$(287.4)	$(114.6)	$(172.8)

Schedule of Changes in Accumulated Other Comprehensive Loss

The following table summarizes changes in accumulated other comprehensive loss by component for the years ended December 31, 2016, 2015 and 2014:

	Pension and Other Postretirement Benefits Plan Cost	Translation Adjustments	Total
Balance at January 1, 2014	$(495.3)	$(5.6)	$(500.9)
Other comprehensive loss before reclassifications	(244.5)	(2.9)	(247.4)
Amounts reclassified from accumulated other comprehensive loss	74.6	—	74.6
Net change in accumulated other comprehensive loss	(169.9)	(2.9)	(172.8)
Balance at December 31, 2014	$(665.2)	$(8.5)	$(673.7)
Other comprehensive income (loss) before reclassifications	5.7	(7.5)	(1.8)
Amounts reclassified from accumulated other comprehensive loss	21.8	—	21.8
Transfer of pension plan to parent company, net	637.7	—	637.7
Net change in accumulated other comprehensive loss	665.2	(7.5)	657.7
Balance at December 31, 2015	$—	$(16.0)	$(16.0)
Other comprehensive income before reclassifications	6.7	(0.1)	6.6
Amounts reclassified from accumulated other comprehensive loss	0.4	—	0.4
Transfer of pension plan from parent company, net	(59.3)	—	(59.3)
Net change in accumulated other comprehensive loss	(52.2)	(0.1)	(52.3)
Balance at December 31, 2016	$(52.2)	$(16.1)	$(68.3)

Reclassifications from Accumulated Other Comprehensive Loss, Amortization of Pension Plan Cost

Reclassifications from accumulated other comprehensive loss for the years ended December 31, 2016, 2015 and 2014 were as follows:

				Classification in the
				Consolidated and Combined
	2016	2015	2014	Statements of Operations
Amortization of pension and other postretirement benefits plan cost:
Net actuarial income	$0.7	$36.4	$29.1	(a)
Settlements	—	—	95.7	(a)
Reclassifications before tax	0.7	36.4	124.8
Income tax expense	0.3	14.6	50.2
Reclassifications, net of tax	$0.4	$21.8	$74.6

(a)

These accumulated other comprehensive (loss) income components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of operations (see Note 11, Retirement Plans).